Capital stock	12 Months Ended
Nov. 30, 2022
Capital stock
Capital stock

11. Capital stock

Authorized, issued and outstanding

(a) The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at November 30, 2022, the Company had 33,092,665 (November 30, 2021 – 33,092,665) common shares issued and outstanding and no preference shares issued and outstanding. Two officers and directors of the Company owned directly and through their family holding company 578,131 (November 30, 2021 – 578,131) common shares or approximately 1.7% (November 30, 2021 – 1.7%) of the issued and outstanding common shares of the Company as at November 30, 2022.

Each common share of the Company entitles the holder thereof to one vote at any meeting of shareholders of the Company, except meetings at which only holders of a specified class of shares are entitled to vote.

Holders of common shares of the Company are entitled to receive, as and when declared by the board of directors of the Company, dividends in such amounts as shall be determined by the board.

The holders of common shares of the Company have the right to receive the remaining property of the Company in the event of liquidation, dissolution, or winding-up of the Company, whether voluntary or involuntary.

Authorized, issued and outstanding

The preference shares may at any time and from time to time be issued in one or more series. The board of directors will, by resolution, from time to time, before the issue thereof, fix the rights, privileges, restrictions and conditions attaching to the preference shares of each series. Except as required by law, the holders of any series of preference shares will not as such be entitled to receive notice of, attend or vote at any meeting of the shareholders of the Company. Holders of preference shares will be entitled to preference with respect to payment of dividends and the distribution of assets in the event of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or any other distribution of the assets of the Company among its shareholders for the purpose of winding up its affairs, on such shares over the common shares of the Company and over any other shares ranking junior to the preference shares.

(b) In April 2021, the Company completed a private placement offering of an aggregate of 9,414,560 common shares at a price of CAD$0.41 per Common Share. The Company recorded $3,069,448 44as the value of common shares under Capital stock in 3. The direct costs related to the issuance of the common shares were $38,220. These direct costs were recorded as an offset against the condensed unaudited interim consolidated statements of shareholders’ equity (deficiency).